Technology and Development Expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Technology and development expenses
7.
Technology and development expenses

Technology and development expenses consist of the following:

	2024	2023	2022
Salaries and wages (i)	12,626	5,805	2,969
Software licenses (ii)	5,723	3,213	1,294
Infrastructure expenses (iii)	4,871	2,279	1,496
Information and technology security expenses (iv)	336	442	298
Other technology expenses	2,069	911	291
Total	25,625	12,650	6,348

(i)
Consists primarily of full-time equivalents (“FTE”)’ compensation related to product and technology development, excluding capitalized salaries and wages related to internally generated software. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Consists of software licenses used exclusively by the technology development department for the development of the platform.
(iii)
Represents information technology costs to support the Group’s infrastructure and back-office operations.
(iv)
Represents expenses incurred to monitor the security of our network and platform.